Average Annual Total Returns - Transamerica ClearTrack 2040	R6 1 Year	R6 5 Years	R6 Since Inception	R6 Inception Date	R6 Return After Taxes on Distributions 1 Year	R6 Return After Taxes on Distributions 5 Years	R6 Return After Taxes on Distributions Since Inception	R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R6 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R6 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R1 1 Year	R1 5 Years	R1 Since Inception	R1 Inception Date	R3 1 Year	R3 5 Years	R3 Since Inception	R3 Inception Date	Dow Jones Target 2040 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Target 2040 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones Target 2040 Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	14.96%	10.87%	8.63%	Mar. 02, 2015	14.04%	9.84%	7.73%	9.51%	8.40%	6.64%	14.28%	10.15%	7.87%	Mar. 02, 2015	14.53%		14.35%	Mar. 01, 2019	13.28%	10.84%	8.22%